Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2020		SFr 42,941		SFr 42,677	SFr 98	SFr 33,323	SFr 32,834	SFr (428)	SFr (23,150)	SFr 264		SFr 47,059		SFr 46,264	SFr 4,400	SFr 46,232	SFr 15,871	SFr 0		SFr (20,239)	SFr 795
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(23)								(23)		(24)									(24)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		10								10		10									10
Net income/(loss)		16		1			1			15		9		112			112				(103)
Total other comprehensive income/(loss), net of tax		1,463		1,453					1,453	10		1,352		1,317						1,317	35
Issuance of common shares		0			8	1,748		(1,756)
Other activities relating to the issuance of common shares		1		1				1
Sale of treasury shares		11,663		11,663		(14)		11,677
Repurchase of treasury shares		(12,279)		(12,279)				(12,279)
Share-based compensation, net of tax		349		349		(259)		608				(175)		(175)		(175)
Dividends on share-based compensation, net of tax												(15)		(15)		(15)
Dividends paid		(257)		(256)			(120)					(11)		(10)			(10)
Dividends paid out of reserves from capital contributions						(136)
Cash dividends paid to noncontrolling interest holders										(1)											(1)
Change in scope of consolidation, net		20								20		20									20
Other		(29)		(29)		(29)						1,067		1,069		1,069					(2)
Balance at Jun. 30, 2021		43,875		43,580	106	34,633	32,715	(2,177)	(21,697)	295		49,292		48,562	4,400	47,111	15,973	0		(18,922)	730
Balance at Mar. 31, 2021		44,884		44,590	98	33,523	32,582	(946)	(20,667)	294
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(16)								(16)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		5								5
Net income/(loss)		247		253			253			(6)
Total other comprehensive income/(loss), net of tax		(1,031)		(1,030)					(1,030)	(1)
Issuance of common shares		0			8	1,748		(1,756)
Other activities relating to the issuance of common shares		1		1				1
Sale of treasury shares		4,897		4,897		(10)		4,907
Repurchase of treasury shares		(4,944)		(4,944)				(4,944)
Share-based compensation, net of tax		98		98		(463)		561
Dividends paid		(257)		(256)			(120)
Dividends paid out of reserves from capital contributions						(136)
Cash dividends paid to noncontrolling interest holders										(1)
Change in scope of consolidation, net		20								20
Other		(29)		(29)		(29)
Balance at Jun. 30, 2021		43,875		43,580	106	34,633	32,715	(2,177)	(21,697)	295		49,292		48,562	4,400	47,111	15,973	0		(18,922)	730
Balance at Dec. 31, 2021		44,230		43,954	106	34,938	31,064	(828)	(21,326)	276		48,087		47,390	4,400	47,417	14,932	0	[1]	(19,359)	697
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(3)								(3)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		6								6
Net income/(loss)		(277)		(273)			(273)			(4)
Total other comprehensive income/(loss), net of tax		682		680					680	2
Sale of treasury shares		4,663		4,663		(19)		4,682
Repurchase of treasury shares		(4,830)		(4,830)				(4,830)
Share-based compensation, net of tax		248		248		195		53
Change in scope of consolidation, net		(43)								(43)
Balance at Mar. 31, 2022		44,676		44,442	106	35,114	30,791	(923)	(20,646)	234
Balance at Dec. 31, 2021		44,230		43,954	106	34,938	31,064	(828)	(21,326)	276		48,087		47,390	4,400	47,417	14,932	0	[1]	(19,359)	697
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(15)	[2],[3]							(15)	[2],[3]	(15)	[4],[5]								(15)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		8	[3]							8	[3]	8	[5]								8	[5]
Net income/(loss)		(1,869)		(1,866)			(1,866)			(3)		(1,975)		(1,974)			(1,974)				(1)
Total other comprehensive income/(loss), net of tax		3,791		3,789					3,789	2		3,636		3,617						3,617	19
Sale of treasury shares		8,005		8,005		(44)		8,049
Repurchase of treasury shares		(8,136)		(8,136)				(8,136)
Share-based compensation, net of tax		377		377		(121)		498				(3)		(3)		(3)
Dividends on share-based compensation, net of tax												(15)		(15)		(15)
Dividends paid		(280)		(279)			(139)					(571)		(570)		(570)
Dividends paid out of reserves from capital contributions	[6]					(140)
Cash dividends paid to noncontrolling interest holders										(1)											(1)
Change in scope of consolidation, net		(43)								(43)		(43)									(43)
Other		(2)		(2)		(2)
Balance at Jun. 30, 2022		46,066		45,842	106	34,631	29,059	(417)	(17,537)	224		49,109		48,445	4,400	46,829	12,958	0	[1]	(15,742)	664
Balance at Mar. 31, 2022		44,676		44,442	106	35,114	30,791	(923)	(20,646)	234
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[7],[8]	(12)								(12)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[8]	2								2
Net income/(loss)		(1,592)		(1,593)			(1,593)			1
Total other comprehensive income/(loss), net of tax		3,109		3,109					3,109
Sale of treasury shares		3,342		3,342		(25)		3,367
Repurchase of treasury shares		(3,306)		(3,306)				(3,306)
Share-based compensation, net of tax		129		129		(316)		445
Dividends paid		(280)		(279)			(139)
Dividends paid out of reserves from capital contributions	[9]					(140)
Cash dividends paid to noncontrolling interest holders										(1)
Other		(2)		(2)		(2)
Balance at Jun. 30, 2022		SFr 46,066		SFr 45,842	SFr 106	SFr 34,631	SFr 29,059	SFr (417)	SFr (17,537)	SFr 224		SFr 49,109		SFr 48,445	SFr 4,400	SFr 46,829	SFr 12,958	SFr 0	[1]	SFr (15,742)	SFr 664

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Paid out of capital contribution reserves.
[7]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[8]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[9]	Paid out of capital contribution reserves.